CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Main components of financing activities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Bank overdrafts	$ 58,006		$ 61,606
Notes	263,859	$ 70,104	251,885
Bank and other financial entities loans	65,991	189,068	67,090
Loans for purchase of equipment	313	6,194	8,953
Total proceeds from borrowings	388,169	265,366	389,534
Bank overdrafts		(3,647)
Notes	(109,562)	(305)	(119,633)
Bank and other financial entities loans	(104,108)	(188,059)	(163,800)
Loans for purchase of equipment	(14,882)	(20,721)	(21,662)
Total payment of borrowings	(228,552)	(212,732)	(305,095)
Bank overdrafts	(38,250)	(26,186)	(19,398)
Notes	(35,093)	(50,847)	(64,306)
Bank and other financial entities loans	(90,545)	(59,205)	(62,359)
By DFI, and loans for purchase of equipment	(18,967)	(7,670)	(16,610)
Total payment of interest and related expenses	$ (182,855)	$ (143,908)	$ (162,673)